STATUTORY FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Financial Information [Abstract]
Statutory net income (loss)	$ (12,000,000)	$ (14,000,000)	$ (4,000,000)
Statutory surplus, capital stock and Asset Valuation Reserve	318,000,000	331,000,000
Payments of shareholder dividends	0	$ 0	$ 0
Securities on deposit with such government or state agencies	7,000,000
Liabilities for estimated portion of future assessments	600,000
Assets for premium tax offsets that are expected to be realized	500,000
Asset for premium tax offsets for assessments already paid	$ 100,000